Summary of Carrying Amount of Investments in Equity-Method Investees (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 17, 2012
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 3,231	$ 4,811
Adagene
Schedule of Equity Method Investments [Line Items]
Equity method investments	767	410
WuXi MedImmune
Schedule of Equity Method Investments [Line Items]
Equity method investments	889	2,117
QB3
Schedule of Equity Method Investments [Line Items]
Equity method investments	561	500	500
Phagelux Inc
Schedule of Equity Method Investments [Line Items]
Equity method investments	1,014	500
WuXi PRA
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 1,284